Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2022
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Impairment of assets		77	34 200	112 736
property, plant and equipment	19	70	33 973	108 575
right of use assets	17	6	35	3 322
other intangible assets		1	80	839
equity accounted investment		—	112	—
Reversal of impairment of assets		(1 520)	(5 468)	—
property, plant and equipment	19	(1 505)	(5 440)	—
right of use assets	17	(15)	(2)	—
other intangible assets		—	(26)	—
(Profit)/loss on	10	(8 460)	(5 520)	(715)
disposal of property, plant and equipment		(67)	(96)	25
disposal of other intangible assets		2	(130)	—
disposal of other assets		—	52	148
disposal of businesses		(11 850)	(5 615)	(1 684)
scrapping of property, plant and equipment		3 366	269	796
sale and leaseback transactions		89	—	—
Write-off of unsuccessful exploration wells	19	—	6	(43)
Remeasurement items per income statement		(9 903)	23 218	111 978
Tax impact		702	(7 771)	(26 399)
impairment of assets		(2)	(9 513)	(26 179)
reversal of impairment of assets		421	1 228	—
profit/loss on disposals and sale and leaseback transactions		283	516	(226)
Tax impact of write-off of unsuccessful exploration wells		—	(2)	6
Non-controlling interest effect		(20)	1	(931)
Effect of remeasurement items for equity accounted investments		—	23	—
Total remeasurement items for the group, net of tax		(9 221)	15 471	84 648

Schedule of main assumptions used for impairment calculations

Main assumptions used for impairment calculations

		2022	2021	2020
Long-term average crude oil price (Brent)*	US$/bbl	93,24	70,09	59,69
Long-term average ethane price*	US$c/gal	43,15	37,18	32,79
Long-term average ammonia price*	Rand/ton	10 173,00	5 297,00	4 664,32
Long-term average Southern African gas purchase price (real)*	US$/Gj	8,94	8,41	7,10
Long-term average refining margin*	US$/bbl	12,23	9,67	9,43
Long-term average exchange rate*	Rand/US$	15,95	14,57	15,20
*

Assumptions are provided on a long-term average basis in nominal terms unless indicated otherwise. Oil and ammonia price and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The refining margin is calculated until 2034, linked to the Sasolburg refinery's useful life. The Southern African gas purchase price is calculated until 2050, linked to the South African integrated value chain's useful life.

			United
		South	States of
		Africa	America	Europe
		%	%	%
Growth rate — long-term Producer Price Index	2022	5,50	2,00			2,00
Weighted average cost of capital*	2022	14,41	8,13	8,13	–	9,57
Growth rate — long-term Producer Price Index	2021	5,50	2,00			2,00
Weighted average cost of capital*	2021	14,03	7,70	7,70	–	9,05
Growth rate — long-term Producer Price Index	2020	5,50	2,00			2,00
Weighted average cost of capital*	2020	14,22	7,66	7,66	–	9,79
*	Calculated using spot market factors on 30 June.

Summary of significant impairment/(reversal of impairment) of assets

Segment and Cash-generating unit		2021
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery	The impairment was largely due to a stronger forecasted rand/dollar exchange rate which impacted negatively on the forecasted Basic Fuel Price (BFP).	24 456
Chemicals America
Ethylene Oxide/Ethylene Glycol (EO/EG)

The Ziegler Alcohols Unit (Ziegler) delivers alcohol feed to the Ethoxylates (ETO) unit. In previous CGU assessments, the Ethylene Oxide and Ethylene Glycol (EO/EG) plant together with the ETO plant were considered to be a separate CGU from the Alcohol units (Ziegler and Guerbet). During 2021 the CGUs were reassessed to be one integrated CGU. The impairment assessment of the combined CGU showed significant headroom resulting in the full remaining FY19 impairment of the EO/EG CGU being reversed.

		(4 934)
Chemicals Africa
Chlor Alkali and PVC

The impairment of the Chlor Alkali and PVC CGUs is as a result of the stronger forecast of the rand against the US dollar exchange rate and lower sales volumes. In addition, this CGU was further negatively impacted by the pending sale of the Sodium Cyanide business.

		1 094
Southern Africa Wax value chain

The impairment on the Wax value chain was driven by higher future LNG gas imports and SPT gas costs, lower sales volumes and prices due to reduced gas availability in 2022 and 2023 and the strengthening of the rand against the US dollar.

		7 863
Gas Segment
Sasol Canada – Shale gas assets	Sasol signed an agreement to divest of all our interests in Canada to Canadian Natural Resources Limited. Previous impairments of CAD45 million were reversed at 30 June 2021 to measure the carrying value of the disposal group at its fair value less cost to sell.	(521)
Other		774
		28 732

2020
Segment and Cash-generating unit (CGU)	Description	Rm
Fuels segment
Sasolburg liquid fuels refinery	The impairment is mainly due to lower refining margins over the long-term and an increase in the WACC rate.	8 594
Secunda liquid fuels refinery	The impairment is mainly due to lower crude oil prices, an increase in the WACC rate and a higher cost to procure gas in the longer term.	3 834
Chemicals America
LLDPE & LDPE

At 30 June 2020, assets and liabilities relating to a combination of assets within Sasol Chemicals USA have been classified as held for sale. An impairment was recognised to reduce the carrying value of the disposal group down to its fair value less cost to sell, including any portion that Sasol might retain in the disposal group.

72 558
Chemicals Africa
Ammonia value chain	The impairment is mainly due to lower international ammonia selling prices and a decrease in volumes based on reduced market demand and a reduction in gas allocated to the value chain.	2 736
Acrylates & Butanol value chain

The impairment is mainly due to significantly lower selling prices coupled with a long expected recovery period as operating rates are only expected to recover to pre-COVID-19 levels by 2027. The CGU was also impacted by an increase in the WACC rate and a higher cost to procure gas in the longer term.

6 766
Polyethylene value chain	The impairment is mainly due to depressed selling prices caused by polyethylene overcapacity, worsened by the impact of COVID-19, and higher feedstock costs.	5 814
Chlor Vinyls value chain	The impairment is mainly due to significant lower selling prices which were only partly offset by the weakening in the rand.	1 979
Chemical Work Up & Heavy Alcohols value chain	The impairment is mainly due to significantly lower selling prices and an increase in the WACC rate. Overall Solvents prices decreased by 12% compared to the prior year.	1 668
Southern Africa Wax value chain	The impairment is mainly due to lower wax selling prices, an increase in the WACC rate and the higher cost to procure gas in the longer term.	3 777
Chemicals Eurasia
Wax

The impairment is mainly due to lower wax selling prices, driven by the negative macro-economic conditions as well as increased market competition experienced from low cost paraffin wax producers. This was partly offset by increased volumes in the wax emulsion market.

2 838
Other		2 172
112 736